Insurance - Significant Insurance Assumptions (Detail) - Life insurance contracts [member]	Oct. 31, 2018	Oct. 31, 2017
Country of domicile [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.11%	0.11%
Morbidity rates	1.82%	1.74%
Reinvestment yield	3.80%	3.90%
Lapse rates	0.50%	0.50%
Foreign countries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.52%	0.47%
Reinvestment yield	3.14%	3.14%